Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Operating Partnership Unit Redemption

On January 29, 2013, we received a notice from Thomas MPG Holding, LLC requesting the redemption of 35,000 noncontrolling common units of the Operating Partnership. On January 30, 2013, we issued 35,000 shares of common stock in exchange for these units.

Sale of US Bank Tower

On March 11, 2013, we entered into an agreement with an affiliate of Overseas Union Enterprise Limited to sell US Bank Tower and the Westlawn off-site parking garage. The purchase price is $367.5 million. The transaction is expected to close on or before June 28, 2013, subject to customary closing conditions. The buyer has made a $7.5 million non-refundable deposit. Net proceeds from the transaction are expected to be approximately $103 million and will be available for general corporate purposes, including potential loan re-balancing payments on our upcoming 2013 debt maturities at KPMG Tower and 777 Tower.

TRS Entity Liquidation

On April 23, 2013, MPG TRS Holdings II, Inc. was liquidated for purposes of Section 331 of the Code as a result of being merged with and into its parent.

Proposed Merger Transaction

On April 24, 2013, the Company and the Operating Partnership entered into a definitive merger agreement pursuant to which a newly formed fund, Brookfield DTLA Holdings L.P., a Delaware limited partnership (“Brookfield DTLA”), controlled by Brookfield agreed to acquire the Company. The Company will merge with and into Brookfield DTLA Fund Office Trust Inc., a Maryland corporation (“REIT Merger Sub”), with REIT Merger Sub surviving. Brookfield DTLA will have the option, in its sole discretion and without requiring further consent, to request that the Company agree to change the direction of the merger so that the Company is the surviving entity. The agreement also provides for a merger of Brookfield DTLA Fund Properties LLC, a Maryland limited liability company (“Partnership Merger Sub”), with and into the Operating Partnership, with the Operating Partnership surviving the partnership merger.

Under the terms of the merger agreement, each issued and outstanding share of our common stock will be automatically converted into, and canceled in exchange for, the right to receive $3.15, without interest and subject to applicable withholdings, (the “merger consideration”) in cash at the closing of the merger. Each issued and outstanding share of restricted common stock will cease to be subject to forfeiture and will be canceled in exchange for the right to receive the merger consideration. Each issued and outstanding restricted stock unit shall receive the merger consideration per share for each outstanding restricted stock unit. Each Company stock option granted under a Company plan, whether or not then exercisable, will be canceled in exchange for the right to receive the excess, if any, of the merger consideration over the exercise price per share of such Company stock option. If the exercise price per share of any such Company stock option is equal to or greater than the merger consideration, such Company stock option will be canceled without payment.

Additionally, a subsidiary of Brookfield will commence a tender offer to purchase, subject to certain conditions, all of our outstanding Series A preferred stock for $25.00 per share in cash, without interest. Any Series A preferred stock that is not tendered will be converted in the merger into new preferred shares of Brookfield DTLA Fund Office Trust Investor Inc., a Maryland corporation (“Sub REIT”) with rights, terms and conditions substantially identical to the rights terms and conditions of the outstanding Series A preferred stock. If more than 66.6% of the outstanding Series A preferred stock is tendered, then Brookfield will have the right to convert all of the untendered Series A preferred stock at $25.00 per share in cash, without interest, but only if such conversion complies with applicable law and the Company’s charter in all respects at the time of conversion.

In connection with the merger agreement, Brookfield has entered into a guarantee with respect to the obligations of its affiliates under the merger agreement, including the full performance and payment of all of the payment and/or monetary obligations and liabilities arising under or in connection with the merger agreement and the transactions contemplated thereby.

The merger is expected to close in the third quarter of 2013. The completion of the merger is subject to customary closing conditions, including, among others: (i) Company stockholder approval in accordance with Maryland General Corporation Law and the Company’s charter; (ii) no material adverse effect (as defined in the merger agreement); and (iii) the obtaining of certain lender consents.

The Company and Brookfield DTLA have made certain customary representations, warranties and covenants in the merger agreement. The Company, among other things, subject to certain exceptions, covenanted: (i) to conduct its business in the ordinary course consistent with past practice during the interim period between the execution of the merger agreement and the consummation of the merger; and (ii) to not solicit, initiate or facilitate the making, submission or announcement of any acquisition proposal, or any proposal or offer that would reasonably be expected to lead to an acquisition proposal, or provide confidential information in connection with, any acquisition proposal.

The merger agreement contains certain termination rights for both the Company and Brookfield DTLA, including, among other bases for termination and subject to certain exceptions, if the mergers have not been consummated on or before August 15, 2013 (subject to certain extension rights) and if the requisite approval of the Company’s common stockholders is not obtained. The merger agreement grants the Brookfield DTLA a termination right if, prior to Company stockholder approval, the Company’s board of directors makes an adverse recommendation change (as defined in the merger agreement). The merger agreement grants the Company a termination right, subject to certain exceptions, if the Company has received a superior proposal (as defined in the merger agreement), and the Company’s board of directors has determined in good faith that the failure to accept such superior proposal is reasonably likely to be inconsistent with the members of the board of directors’ legal duties. The merger agreement provides that, in connection with the termination of the merger agreement under specified circumstances, the Company may be required to pay to Brookfield DTLA a termination fee of $17.0 million and/or reimburse Brookfield DTLA’s third-party transaction expenses up to an amount equal to $6.0 million. The Company is also required to pay Brookfield DTLA a no-vote termination fee of $4.0 million and the expense reimbursement if either Brookfield DTLA or the Company exercises its termination right because approval of the Company’s common stockholders is not obtained at the Company stockholder meeting. The termination fee may be reduced by the amount of any no-vote termination fee paid to Brookfield DTLA in certain circumstances.

Waiver and First Amendment to Merger Agreement

On May 19, 2013, the Company, the Operating Partnership, Brookfield DTLA Holdings LLC, a Delaware limited liability company that was converted from a Delaware limited partnership on May 10, 2013 (“Parent”), Brookfield DTLA Fund Office Trust Investor Inc., a Maryland corporation (“Sub REIT”), Brookfield DTLA Fund Office Trust Inc., a Maryland corporation (“REIT Merger Sub”), and Brookfield DTLA Fund Properties LLC, a Maryland limited liability company (“Partnership Merger Sub”) (Parent, Sub REIT, REIT Merger Sub and Partnership Merger Sub, collectively, the “Brookfield Parties”), entered into a Waiver and First Amendment to Agreement and Plan of Merger (the “Waiver and Amendment”) to that certain Agreement and Plan of Merger, dated as of April 24, 2013 (the “Merger Agreement”), which provides for the merger of the Company with and into REIT Merger Sub (the “REIT Merger”), with REIT Merger Sub surviving the REIT Merger (the “Surviving Entity”), and a merger of Partnership Merger Sub with and into the Partnership (the “Partnership Merger” and, together with the REIT Merger, the “Mergers”), with the Partnership surviving the Partnership Merger (the “Surviving Partnership”).

The Merger Agreement provides that, if more than 66.6% of the shares of 7.625% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share, of the Company (collectively, the “Company Preferred Shares”) outstanding on the date of the Merger Agreement are tendered in the Tender Offer (as defined in the Merger Agreement), then Parent has the right, subject to applicable law and compliance with the Company’s charter, to cash out any non-tendering Company Preferred Shares in the REIT Merger at the Offer Price (as defined in the Merger Agreement).

Pursuant to the Waiver and Amendment, Parent has irrevocably waived its right to cash out non-tendered Company Preferred Shares as described above. Accordingly, all Company Preferred Shares that are not validly tendered and accepted for payment in the Tender Offer will be converted into shares of 7.625% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share, of Sub REIT (collectively, the “Sub REIT Preferred Shares”).

The Waiver and Amendment also permits Parent to make amendments to the limited partnership agreement of the Partnership in order to effectuate the provisions of the Merger Agreement relating to the potential investment in the Partnership by DTLA Fund Holding Co., the conversion of general partner common units of the Partnership into general partner common units of the Surviving Partnership, and the conversion of limited partner common units held by any subsidiary of the Company into Series B Partnership general partner units.

The Waiver and Amendment also clarifies that the Tender Offer Purchaser (as defined in the Merger Agreement) will not consummate the Tender Offer except immediately prior to the effective time of the REIT Merger unless both the Company and the Tender Offer Purchaser agree in writing.

In addition, the Waiver and Amendment reflects certain changes relating to a registration statement on Form S-4 (the “Form S-4”) that Sub REIT will file with the Securities and Exchange Commission (“SEC”) in connection with the potential issuance of Sub REIT Preferred Shares to the holders of Company Preferred Shares. The Waiver and Amendment clarifies that, in the absence of an SEC stop order that is then in effect, the effectiveness of the Form S-4 is not a condition to the Brookfield Parties’ obligations to consummate the Mergers or the other transactions contemplated by the Merger Agreement. However, if all the conditions to the obligations of the Brookfield Parties to consummate the Mergers and the other transactions contemplated by the Merger Agreement have been satisfied (other than those required to be satisfied or waived at the closing of the Mergers) but either (i) the Form S-4 has not become effective or (ii) the SEC has issued a stop order that is in effect, then Parent will have the right to delay the closing until the earliest to occur of (A) the date specified by Parent in the written notice exercising this right, (B) one business day after the effectiveness of the Form S-4, (C) one business day after any stop order issued in respect of the Form S-4 has been lifted, reversed or otherwise terminated, and (D) September 25, 2013. If Parent exercises this right, (X) Parent will be deemed to have immediately and irrevocably waived all of the conditions to its obligations to close the Mergers, other than the conditions relating to the following: (1) the absence of a legal restraint prohibiting the consummation of the Mergers and the other transactions contemplated by the Merger Agreement to the extent not related to a stop order suspending the effectiveness of the Form S-4, (2) performance by the Company and the Partnership of their agreements and covenants under the Merger Agreement, but only if the failure of such condition to be satisfied arises from an action by the Company or the Partnership that constitutes a willful and material breach of the Merger Agreement that results in a long-term adverse effect on the business of the Company and the Partnership (a “willful and material breach”), and (3) the absence of a Material Adverse Effect (as defined in the Merger Agreement); and (Y) after August 15, 2013, Parent will be deemed to have irrevocably waived all conditions to its obligations to close the Mergers except for the condition related to the performance by the Company and the Partnership of their agreements and covenants under the Merger Agreement, but only if the failure of such condition to be satisfied arises from an action by the Company or the Partnership that constitutes a willful and material breach of the Merger Agreement.

The Waiver and Amendment further provides that if either the Form S-4 has not become effective or the SEC has issued a stop order suspending the effectiveness of the Form S-4, the Company may extend the Outside Date (as defined in the Merger Agreement) up to until October 31, 2013. Additionally, if Parent elects to exercise its right to delay the closing as discussed above, then (i) on or prior to August 15, 2013, Parent’s right to terminate the Merger Agreement due to the failure of the Mergers to be consummated by the Outside Date will be limited to situations where there is a legal restraint prohibiting the consummation of the Mergers and the other transactions contemplated by the Merger Agreement (other than to the extent related to a stop order suspending the effectiveness of the Form S-4) or there is a Material Adverse Effect, and (ii) after August 15, 2013, Parent will be deemed to have waived irrevocably any right to terminate the Merger Agreement due to the failure of the Mergers to be consummated by the Outside Date.

Merger-Related Litigation

After the announcement of the execution of the merger agreement, five putative class actions were filed against the Company, the members of the Company’s board of directors, the Operating Partnership, Brookfield, Sub REIT, REIT Merger Sub, Partnership Merger Sub and Brookfield DTLA Inc. Two of these suits, captioned Coyne v. MPG Office Trust, Inc., et al., No. BC507342 (the “Coyne Action”), and Masih v. MPG Office Trust, Inc., et al., No. BC507962 (the “Masih Action”), were filed in the Superior Court of the State of California in Los Angeles County on April 29, 2013 and May 3, 2013, respectively. The other three suits, captioned Kim v. MPG Office Trust, Inc. et al., No. 24‑C-13-002600 (the “Kim Action”), Perkins v. MPG Office Trust, Inc., et al., No. 24-C-13-002778 (the “Perkins Action”) and Dell’Osso v. MPG Office Trust, Inc., et al., No. 24-C-13-003283 (the “Dell’Osso Action”) were filed in the Circuit Court of the State of Maryland in Baltimore on May 1, 2013, May 8, 2013 and May 22, 2013, respectively. In each of these lawsuits, the plaintiffs allege, among other things, that the Company’s board of directors breached their fiduciary duties in connection with the proposed merger by failing to maximize the value of the Company and ignoring or failing to protect against conflicts of interest, and that the relevant Brookfield parties named as defendants aided and abetted those breaches of fiduciary duty. The Kim Action further alleges that the Operating Partnership also aided and abetted the breaches of fiduciary duty by the Company’s board of directors and the Dell’Osso Action further alleges that the Company and the Operating Partnership aided and abetted the breaches of fiduciary duty by the Company’s board of directors. The Dell’Osso Action also alleges that the preliminary proxy statement filed by the Company with the SEC on May 21, 2013 is false and/or misleading because it fails to include certain details of the process leading up to the merger and fails to provide adequate information concerning the Company’s financial advisor. The plaintiffs in the five lawsuits seek an injunction against the proposed merger, rescission or rescissory damages in the event the merger has been consummated, an award of fees and costs, including attorneys’ and experts’ fees, and other relief.

Sale of Plaza Las Fuentes

On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes to East West Bank and Downtown Properties Holdings, LLC, which was amended on May 28, 2013. The purchase price is $75.0 million and the buyer has made a non-refundable deposit in the amount of $2.25 million. The transaction is expected to close on or after June 28, 2013, following the expiration of the tax protection period on the asset. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Net proceeds from the transaction are estimated to be approximately $30 million (after the repayment of debt and closing costs) and will be available for general corporate purposes.